Due to Trust Account, Short-term Borrowings and Long-term Debt (Summary of Due to Trust Account Transactions) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Debt Disclosure [Abstract]
Amount outstanding at end of fiscal year	¥ 3,891,831	¥ 3,377,747
Weighted average interest rate on outstanding balance at end of fiscal year	0.00%	0.00%